Cash (Narrative) (Details) - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023
Cash And Cash Equivalents Abstract
Cash	$ 528,281	$ 1,150,891	$ 1,452,642	$ 600,402